Finance Costs And Income	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
FINANCE COSTS AND INCOME
NOTE 28. FINANCE COSTS AND INCOME

Years ended December 31,	2023	2022

Finance Costs

Short and long-term borrowings 1	$152,005	$46,009

Interest on lease liability	6,789	3,398
Total finance costs	$158,794	$49,407

Finance Income
Interest income	$32,402	$10,484
Net finance costs	$126,392	$38,923
1
Finance costs on short- and long-term borrowings relate primarily to interest on the Company’s Revolving Credit Facility, Term Loan and Notes. Refer to Note 20 “Long-Term Debt” for more information on interest rates on the Revolving Credit Facility, Term Loan and Notes.